UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04570
Name of Registrant: Vanguard New York Tax-Free Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: February 28, 2018
Item 1: Schedule of Investments

Vanguard New York Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of February 28, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.0%)
New York (99.8%)
Albany NY Capital Resource Corp. Revenue (St.
Peter's Hospital)	6.000%	11/15/20 (Prere.)	325	361
Albany NY Capital Resource Corp. Revenue (St.
Peter's Hospital)	6.125%	11/15/20 (Prere.)	150	167
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons North Project)	5.375%	5/1/19 (Prere.)	3,455	3,610
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons North Project)	5.500%	5/1/19 (Prere.)	2,550	2,668
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons South Project)	5.375%	5/1/19 (Prere.)	4,395	4,592
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons South Project)	5.500%	5/1/19 (Prere.)	1,500	1,569
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons West Project)	5.375%	5/1/19 (Prere.)	3,415	3,568
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/20 (Prere.)	3,800	4,123
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/20 (Prere.)	2,500	2,713
Arlington NY Central School District GO	4.000%	5/15/27	1,000	1,089
1 Battery Park City Authority New York Revenue
TOB VRDO	1.150%	3/1/18 LOC	15,785	15,785
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.000%	1/15/20 (Prere.)	16,025	17,312
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.250%	1/15/20 (Prere.)	5,475	5,940
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	1/15/20 (Prere.)	19,390	21,081
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/31	4,890	2,945
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/32	1,745	1,006
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/33	2,160	1,188
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/46	450	138
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/24	1,800	2,050
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/25	1,655	1,903

Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/26	3,000	3,463
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/27	6,575	7,576
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/28	6,275	7,198
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/30	7,990	9,132
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/42	24,760	27,351
Broome County NY Industrial Development
Agency Revenue (Good Shepherd Village
Project)	6.875%	7/1/18 (Prere.)	3,250	3,306
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/24	1,395	1,609
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	7/1/25	2,000	2,304
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/25	1,590	1,842
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/37	4,515	4,930
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	7/1/40	1,500	1,612
Buffalo & Fort Erie NY Public Bridge Authority
Revenue	5.000%	1/1/42	2,250	2,526
Buffalo & Fort Erie NY Public Bridge Authority
Revenue	5.000%	1/1/47	3,000	3,356
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/24	500	577
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/25	500	582
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/26	1,000	1,160
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/28	2,000	2,295
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/29	500	572
Dobbs Ferry NY Local Development Corp.
Revenue (Mercy College Project)	5.000%	7/1/39	2,715	3,051
Dobbs Ferry NY Local Development Corp.
Revenue (Mercy College Project)	5.000%	7/1/44	2,510	2,811
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/26	300	346
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/27	350	400
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/28	950	1,081
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/29	500	565
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/30	380	428

Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/31	575	645
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/32	240	268
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/33	200	223
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/36	170	188
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/41	415	457
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/46	300	330
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/28	1,505	1,729
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/28	2,000	2,298
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/29	1,595	1,825
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/34	650	718
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/44	2,000	2,180
Dutchess County NY Local Development Corp.
Revenue (Marist College Project)	5.000%	7/1/45	1,240	1,379
Dutchess County NY Local Development Corp.
Revenue (Vassar College Project)	5.000%	7/1/33	1,105	1,278
Dutchess County NY Local Development Corp.
Revenue (Vassar College Project)	5.000%	7/1/34	1,345	1,552
Dutchess County NY Local Development Corp.
Revenue (Vassar College Project)	5.000%	7/1/35	1,200	1,380
Dutchess County NY Local Development Corp.
Revenue (Vassar College Project)	5.000%	7/1/37	1,000	1,145
Dutchess County NY Local Development Corp.
Revenue (Vassar College Project)	5.000%	7/1/42	7,240	8,246
Dutchess County NY Local Development Corp.
Revenue (Vassar College Project)	4.000%	7/1/46	5,500	5,646
Erie County NY Fiscal Stability Authority
Revenue	4.000%	9/1/31	1,000	1,084
Erie County NY Fiscal Stability Authority
Revenue	4.000%	9/1/33	600	645
Erie County NY Fiscal Stability Authority
Revenue	5.000%	9/1/39	1,000	1,159
Erie County NY GO	5.000%	4/1/25	560	623
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	1.120%	3/7/18	6,035	6,035
Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/31 (4)	1,100	1,246
Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/33 (4)	300	338

Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/34 (4)	500	562
Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/36 (4)	1,000	1,121
Hempstead NY GO	4.000%	4/1/29 (4)	6,000	6,412
Hempstead NY Local Development Corp.
Revenue (Adelphi University)	5.000%	10/1/28	1,320	1,502
Hempstead NY Local Development Corp.
Revenue (Adelphi University)	5.000%	9/1/43	5,000	5,477
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/22	2,130	2,325
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/23	3,350	3,667
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/28	1,300	1,418
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/41	2,815	3,041
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/27	1,740	1,992
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/29	2,170	2,383
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/30	670	753
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/32	370	413
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/34	1,800	1,953
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/38	480	528
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/39	1,645	1,775
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/44	1,670	1,797
Hudson Yards Infrastructure Corp. New York
Revenue	5.250%	2/15/21 (Prere.)	350	385
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/21 (Prere.)	17,665	19,673
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/31	5,000	5,797
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/32	2,500	2,886
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/33	2,000	2,300
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/34	2,300	2,635
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/35	3,300	3,770
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/36	3,000	3,420
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/37	2,500	2,846
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/38	3,000	3,412
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/39	4,500	5,115
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/42	9,500	10,735

Hudson Yards Infrastructure Corp. New York
Revenue	4.000%	2/15/44	10,000	10,265
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/45	4,500	5,070
Hudson Yards Infrastructure Corp. New York
Revenue	5.250%	2/15/47	7,575	8,137
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	10,860	11,884
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19 (ETM)	1,520	1,580
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19 (ETM)	930	967
Long Island NY Power Authority Electric System
Revenue	6.250%	4/1/19 (Prere.)	2,225	2,336
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/24 (4)	19,830	16,802
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/25	1,500	1,673
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/26	3,400	3,792
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/26	1,000	1,152
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/26	500	585
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/27 (4)	15,905	11,956
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/27	865	1,020
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/28	1,000	1,141
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/29	1,550	1,725
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/29	1,000	1,165
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/30	1,000	1,160
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/33	750	861
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/34	4,500	5,016
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/34	1,000	1,144
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/35	1,500	1,710
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/35	6,000	6,681
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/36	2,000	2,253
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/37	7,625	8,417
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/39	5,500	6,111
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/41	2,500	2,801
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/42	7,500	8,467

Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/44	17,550	19,510
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/47	7,000	7,884
Madison County NY Capital Resource Corp.
Revenue (Colgate University Project)	5.000%	7/1/40	1,495	1,671
Madison County NY Capital Resource Corp.
Revenue (Colgate University Project)	5.000%	7/1/43	6,000	6,680
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	3,045	3,055
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/30	3,500	3,897
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/35	3,000	3,343
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/40	3,700	4,069
Monroe County NY Industrial Development
Corp. Revenue (Nazareth College of
Rochester Project)	5.000%	10/1/32	600	671
Monroe County NY Industrial Development
Corp. Revenue (Nazareth College of
Rochester Project)	4.000%	10/1/47	1,300	1,266
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/27	1,550	1,773
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/29	1,000	1,133
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/34	1,100	1,228
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/35	1,055	1,175
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/36	1,100	1,223
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/37	2,600	2,793
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/42	5,305	5,653
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/46	5,000	5,463
Monroe County NY Industrial Development
Corp. Revenue (St. John Fisher College
Project)	5.500%	6/1/39	1,500	1,716
Monroe County NY Industrial Development
Corp. Revenue (St. John Fisher College
Project)	5.000%	6/1/44	2,500	2,731
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/31	2,000	2,343
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	4.000%	7/1/32	1,780	1,893
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	4.000%	7/1/32	1,270	1,350

Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/32	1,300	1,518
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	4.000%	7/1/33	1,650	1,747
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/35	1,700	1,964
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	4.000%	7/1/36	1,000	1,046
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	4.000%	7/1/36	900	941
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/36	1,000	1,153
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	4.000%	7/1/43	5,000	5,157
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/23 (Prere.)	4,880	5,617
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/29	1,250	1,442
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/31	1,000	1,145
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/32	1,640	1,869
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/33	1,400	1,589
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/37	1,000	1,124
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	4.000%	7/1/39	1,500	1,549
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/45	4,030	4,481
Nassau County NY GO	5.000%	1/1/27	3,000	3,459
Nassau County NY GO	5.000%	1/1/28	2,815	3,220
Nassau County NY GO	5.000%	4/1/29	4,320	4,876
Nassau County NY GO	5.000%	4/1/34	5,740	6,370
Nassau County NY GO	5.000%	4/1/35	1,500	1,674
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/21	4,430	4,844
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/22	2,225	2,477
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/27	7,765	8,466
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/31	2,000	2,155
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/37	1,000	1,065

Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/27	4,000	4,331
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/32	1,535	1,643
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/37	8,190	8,696
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/42	3,025	3,194
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/23	700	786
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/24	500	566
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/25	1,400	1,583
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/28	1,500	1,668
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/28	1,690	1,879
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/29	1,565	1,732
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/30	1,750	1,928
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/31	1,000	1,098
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/34	1,970	2,139
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/22	270	295
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/25	325	364
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/26	335	374
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/27	425	473
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/28	375	417
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/33	1,135	1,240
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/35	1,000	1,086
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/40	1,250	1,348
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/45	2,005	2,151

New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/24	740	852
New York City NY Build NYC Resource Corp.
Revenue (Methodist Hospital Project)	5.000%	7/1/23	1,400	1,583
New York City NY Build NYC Resource Corp.
Revenue (Methodist Hospital Project)	5.000%	7/1/25	1,325	1,502
New York City NY Build NYC Resource Corp.
Revenue (Methodist Hospital Project)	5.000%	7/1/27	1,000	1,118
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/20	1,775	1,878
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/21	1,875	2,019
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/22	3,010	3,285
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/29	1,890	2,073
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/36	5,000	5,378
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/41	1,875	2,006
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/27	200	229
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/28	270	308
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/29	225	256
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/30	310	352
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/32	660	747
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/33	660	746
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/34	580	653
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/38	1,000	1,118
New York City NY Build NYC Resource Corp.
Revenue (YMCA of Greater New York)	5.000%	8/1/29	1,000	1,124
New York City NY Build NYC Resource Corp.
Revenue (YMCA of Greater New York)	4.000%	8/1/36	1,100	1,120
New York City NY Capital Resources Corp.
Revenue (Loan Enhanced Assistance
Program) VRDO	1.170%	3/7/18 LOC	3,335	3,335
New York City NY GO	5.250%	8/15/18 (Prere.)	1,235	1,257
New York City NY GO	6.250%	10/15/18 (Prere.)	990	1,020
New York City NY GO	5.375%	4/1/19 (Prere.)	2,785	2,900
New York City NY GO	5.450%	4/1/19 (Prere.)	8,180	8,523
New York City NY GO	5.625%	4/1/19 (Prere.)	2,890	3,017
New York City NY GO	5.000%	8/1/23	5,000	5,674
New York City NY GO	5.000%	8/1/25	75	85
New York City NY GO	5.000%	8/1/26	3,010	3,531
New York City NY GO	5.000%	8/1/26	5,000	5,781
New York City NY GO	5.000%	8/1/27	4,550	5,246
New York City NY GO	5.000%	8/1/28	2,170	2,597
New York City NY GO	5.000%	8/1/28	5,015	5,870
New York City NY GO	5.000%	8/1/28	3,000	3,474
New York City NY GO	5.000%	8/1/28	3,710	4,086

New York City NY GO	5.000%	8/1/28	4,000	4,593
New York City NY GO	6.250%	10/15/28	45	46
New York City NY GO	5.625%	4/1/29	110	115
New York City NY GO	5.000%	8/1/29	5,055	5,993
New York City NY GO	5.000%	8/1/29	5,010	5,739
New York City NY GO	5.000%	8/1/29	8,500	9,793
New York City NY GO	5.000%	8/1/29	5,000	5,803
New York City NY GO	5.000%	8/1/29	2,500	2,745
New York City NY GO	5.000%	8/1/30	4,000	4,715
New York City NY GO	5.000%	8/1/30	5,000	5,775
New York City NY GO	5.000%	8/1/30	2,185	2,396
New York City NY GO	5.000%	8/1/30	3,000	3,459
New York City NY GO	5.000%	8/1/30	4,690	5,417
New York City NY GO	5.000%	8/1/30	6,220	7,023
New York City NY GO	5.000%	8/1/30	2,335	2,651
New York City NY GO	5.000%	3/1/31	6,000	6,712
New York City NY GO	5.450%	4/1/31	320	333
New York City NY GO	4.000%	8/1/31	2,775	2,938
New York City NY GO	5.000%	8/1/31	1,500	1,667
New York City NY GO	5.000%	8/1/31	1,440	1,691
New York City NY GO	5.000%	8/1/31	2,230	2,451
New York City NY GO	5.000%	8/1/31	5,000	5,715
New York City NY GO	5.000%	8/1/31	3,000	3,286
New York City NY GO	5.000%	8/1/31	2,000	2,287
New York City NY GO	5.000%	12/1/31	1,770	2,045
New York City NY GO	5.000%	3/1/32	5,000	5,579
New York City NY GO	4.000%	8/1/32	1,935	2,041
New York City NY GO	5.000%	8/1/32	3,725	4,360
New York City NY GO	5.000%	8/1/32	2,985	3,269
New York City NY GO	5.000%	8/1/32	4,000	4,560
New York City NY GO	5.000%	3/1/33	7,500	8,350
New York City NY GO	5.000%	8/1/33	1,000	1,122
New York City NY GO	5.000%	8/1/33	2,875	3,266
New York City NY GO	5.000%	10/1/33	6,500	7,208
New York City NY GO	4.000%	8/1/34	3,000	3,150
New York City NY GO	5.000%	10/1/34	2,000	2,214
New York City NY GO	5.000%	8/1/35	3,500	3,830
New York City NY GO	5.000%	10/1/35	1,945	2,244
New York City NY GO	5.000%	12/1/35	2,500	2,851
New York City NY GO	5.000%	6/1/36	910	1,037
New York City NY GO	4.000%	8/1/36	2,500	2,600
New York City NY GO	5.000%	10/1/36	5,000	5,755
New York City NY GO	5.000%	10/1/36	3,000	3,287
New York City NY GO	5.000%	3/1/37	6,790	7,516
New York City NY GO	5.000%	8/1/37	4,000	4,524
New York City NY GO	5.000%	8/1/38	10,000	11,295
New York City NY GO	5.000%	10/1/38	6,500	7,441
New York City NY GO	5.000%	10/1/39	6,140	7,018
New York City NY GO	4.000%	10/1/41	6,000	6,173
New York City NY GO	5.000%	12/1/41	8,000	9,019
New York City NY GO	4.000%	12/1/43	1,835	1,883
New York City NY GO VRDO	1.110%	3/1/18	1,830	1,830
New York City NY GO VRDO	1.110%	3/1/18	1,600	1,600
New York City NY GO VRDO	1.120%	3/1/18	2,170	2,170
New York City NY GO VRDO	1.120%	3/1/18 LOC	2,505	2,505
New York City NY GO VRDO	1.120%	3/1/18 LOC	3,400	3,400
New York City NY GO VRDO	1.160%	3/1/18 LOC	5,410	5,410

New York City NY GO VRDO	1.110%	3/7/18 LOC	4,815	4,815
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	3,000	3,171
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	3,300	3,469
New York City NY Housing Development Corp.
Capital Fund Grant Program Revenue (New
York City Housing Authority Program)	5.000%	7/1/23	1,000	1,142
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/28	2,700	3,025
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	3,035	3,396
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.375%	11/1/29	1,500	1,512
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	2,520	2,566
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	5,220	5,314
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.375%	11/15/29	3,500	3,550
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/30	2,605	2,905
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.700%	11/1/30	3,000	3,060
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.700%	11/15/34	5,000	5,046
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.550%	11/1/35	3,000	3,005
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.550%	11/1/39	3,500	3,586
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.750%	11/1/40	3,000	3,007
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	11/1/42	2,600	2,739
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.700%	11/1/46	7,155	7,352
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.950%	2/1/26	7,000	6,902
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.950%	2/1/26	5,000	4,982
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (8 Spruce
Street)	3.500%	2/15/48	5,000	5,023
New York City NY Industrial Development
Agency Civic Facility Revenue (United Jewish
Appeal-Federation of Jewish Philanthropies of
New York, Inc.)	5.000%	7/1/34	4,850	5,337
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.125%	1/1/29 (12)	1,750	1,817
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.375%	1/1/39 (12)	4,000	4,152
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/34 (12)	5,285	2,954

New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/35 (12)	4,305	2,297
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	7.000%	3/1/49 (12)	14,550	15,315
New York City NY Industrial Development
Agency Special Facility Revenue (New York
Stock Exchange Project)	5.000%	5/1/29	2,020	2,097
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	4,250	4,234
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/18 (Prere.)	2,320	2,350
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/21	4,490	4,211
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/28	10,000	11,677
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	12,385	13,540
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	6,020	6,792
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	11,267
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	7,500	8,642
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	5,000	5,664
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/37	11,150	11,606
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	4,955	5,641
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	10,000	11,496
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	2,500	2,846
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	10,000	11,418
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/39	5,025	5,202
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	6,915	7,823
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	7,500	8,485
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	7,500	7,825
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	13,355	13,934
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/40	10,000	10,499
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	15,385	16,692
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	10,000	10,910
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	2,500	2,737
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	8,470	9,253

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	10,000	10,810
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	5,000	5,633
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	15,000	17,076
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	24,465	27,334
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	14,405	16,137
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/47	13,000	13,428
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	10,500	11,886
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	7,455	8,380
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.110%	3/1/18	6,200	6,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.160%	3/1/18	7,500	7,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.130%	3/7/18	3,000	3,000
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/27	4,000	4,665
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/28	8,665	10,099
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/29	16,000	18,574
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/30	2,775	3,212
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/31	11,000	12,719
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/26	1,970	2,286
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	2,805	3,137
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	5,000	5,578
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	4,260	4,745
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	1,585	1,742
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/32	500	514
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	4,000	4,379
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	8,205	9,124
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	5,000	5,686
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/35	2,725	3,134
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/36	3,100	3,233

New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/36	5,000	5,666
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	13,885	15,380
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	7/15/37	3,250	3,600
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/40	11,385	11,734
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	5,200	5,684
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	2,000	2,263
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	9,410	10,570
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/41	2,000	2,258
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/43	1,410	1,577
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/19 (Prere.)	3,740	3,893
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/19 (Prere.)	15	16
New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	11/1/20 (Prere.)	1,305	1,433
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/21 (Prere.)	185	203
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/21 (Prere.)	1,225	1,343
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	2,530	2,932
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/29	775	848
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/29	5,000	5,802
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/30	5,000	5,761
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	1,315	1,441
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/30	4,825	5,508
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	2,000	2,171
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	2,500	2,855
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	3,575	3,868
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	7,300	8,164
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	12,000	13,941
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	5,350	6,157
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	10,260	11,732
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	5,000	5,787

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	9,500	10,904
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/34	2,195	2,450
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	5,000	5,610
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	10,000	11,359
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	11/1/34	3,880	4,087
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	10,000	10,989
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	7,500	8,120
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	5,500	6,290
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/35	3,600	3,768
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/35	4,000	4,198
New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	11/1/35	1,695	1,866
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	2/1/36	4,000	4,157
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/36	5,000	5,706
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/36	5,000	5,228
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/36	11,600	13,161
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/37	10,000	10,405
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/37	5,000	5,207
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/37	5,000	5,664
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/38	10,000	11,326
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	2,000	2,189
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/39	5,000	5,625
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/39	7,160	8,097
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	3,750	4,037
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/41	15,000	16,810
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/42	3,505	3,837
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/42	5,000	5,688
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/42	5,000	5,146
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/42	2,500	2,808

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/45	5,000	5,666
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.100%	3/1/18	3,445	3,445
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.110%	3/1/18	10,900	10,900
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.120%	3/1/18	15,700	15,700
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	1.090%	3/7/18	4,490	4,490
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/34	4,000	4,106
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/39	4,000	4,104
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/31	7,000	7,535
New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society)	5.000%	8/1/33	4,000	4,486
New York Convention Center Development
Corp. Revenue	0.000%	11/15/32	2,000	1,145
New York Convention Center Development
Corp. Revenue	0.000%	11/15/33	2,000	1,092
New York Convention Center Development
Corp. Revenue	5.000%	11/15/33	3,000	3,414
New York Convention Center Development
Corp. Revenue	0.000%	11/15/34	3,000	1,561
New York Convention Center Development
Corp. Revenue	0.000%	11/15/36	6,000	2,840
New York Convention Center Development
Corp. Revenue	0.000%	11/15/37	2,340	1,056
New York Convention Center Development
Corp. Revenue	0.000%	11/15/38	3,500	1,511
New York Convention Center Development
Corp. Revenue	0.000%	11/15/39	4,000	1,651
New York Convention Center Development
Corp. Revenue	5.000%	11/15/40	12,915	14,519
New York Convention Center Development
Corp. Revenue	0.000%	11/15/41	13,570	5,114
New York Convention Center Development
Corp. Revenue	5.000%	11/15/45	4,000	4,476
1 New York Counties Tobacco Trust Revenue	6.250%	6/1/41	10,000	10,307
New York Counties Tobacco Trust Revenue	5.000%	6/1/51	3,000	3,115
New York Liberty Development Corp. Revenue	5.000%	11/15/31	10,835	11,924
New York Liberty Development Corp. Revenue	5.000%	12/15/41	14,750	16,141
New York Liberty Development Corp. Revenue	5.000%	9/15/43	14,360	15,621
New York Liberty Development Corp. Revenue	5.250%	12/15/43	6,750	7,465
New York Liberty Development Corp. Revenue	5.125%	1/15/44	24,000	25,314
New York Liberty Development Corp. Revenue	5.000%	11/15/44	20,000	21,779
New York Liberty Development Corp. Revenue	5.125%	11/15/44	4,200	4,592
New York Liberty Development Corp. Revenue	5.625%	7/15/47	6,055	6,488
New York Liberty Development Corp. Revenue	6.375%	7/15/49	18,225	19,486
New York Liberty Development Corp. Revenue	5.750%	11/15/51	25,000	28,100
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	5,000	5,556
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/32	5,000	5,552

New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/40	4,680	5,172
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	3/15/44	5,965	6,336
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	58,965	72,426
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.500%	10/1/37	9,565	12,118
New York Metropolitan Transportation Authority
Revenue	6.250%	11/15/18 (Prere.)	4,000	4,139
New York Metropolitan Transportation Authority
Revenue	6.250%	11/15/18 (Prere.)	40	41
New York Metropolitan Transportation Authority
Revenue	6.500%	11/15/18 (Prere.)	310	321
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (Prere.)	1,000	1,097
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (Prere.)	1,000	1,097
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (Prere.)	1,150	1,261
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (Prere.)	10,000	10,967
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21 (Prere.)	765	854
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21 (Prere.)	1,235	1,379
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (Prere.)	1,000	1,126
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22 (Prere.)	3,325	3,788
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22 (Prere.)	3,070	3,498
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22 (Prere.)	1,925	2,193
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22 (Prere.)	1,160	1,322
New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/23 (Prere.)	2,050	2,353
New York Metropolitan Transportation Authority
Revenue	6.250%	11/15/23	960	993
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	10,040	11,260
New York Metropolitan Transportation Authority
Revenue	0.000%	11/15/27	2,240	1,649
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	5,000	5,869
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	6,385	7,362
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	4,250	4,900
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	4,000	4,784
New York Metropolitan Transportation Authority
Revenue	6.500%	11/15/28	960	995
New York Metropolitan Transportation Authority
Revenue	0.000%	11/15/29	6,510	4,383

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	3,000	3,445
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	5,000	5,742
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	3,000	3,461
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	6,540	7,707
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/31	7,500	7,938
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/32	3,000	3,146
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/32	7,500	7,905
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	1,500	1,667
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	5,000	5,691
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	1,575	1,749
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/35	3,000	3,399
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/35	3,250	3,682
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/36	1,045	1,081
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/37	3,000	3,107
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/37	6,875	7,775
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/37	5,000	5,733
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/38	5,000	5,165
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	10,020	11,121
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/39	5,000	5,704
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/41	5,515	6,082
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/42	7,000	7,165
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	5,010	5,553
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	930	1,025
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/46	5,000	5,096
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/55	2,045	2,275
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/56	7,700	8,572
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	6,500	7,383
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	5,000	5,646

New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/57	4,000	4,570
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19 (Prere.)	4,000	4,250
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19 (Prere.)	4,000	4,250
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19 (Prere.)	5,000	5,312
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.625%	11/15/18 (Prere.)	90	93
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.625%	11/15/18 (Prere.)	410	422
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	745	832
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	1,595	1,781
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	5,000	5,584
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/26	1,585	1,757
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/27	3,405	3,773
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/29	6,975	7,856
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/30	2,500	2,976
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/31	11,000	12,348
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/31	2,510	2,980
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/32	2,500	2,962
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	4.000%	11/15/33	10,000	10,594
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/34	1,700	1,959
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/35	12,020	13,809
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/36	8,000	9,171
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/46	5,000	5,666
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/47	13,000	14,730
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/57	5,865	6,802
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	1.100%	3/1/18 LOC	2,500	2,500
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/51	21,375	23,206
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/56	22,000	24,411
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	6.500%	11/15/18 (Prere.)	3,730	3,865
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	1.170%	3/7/18	11,605	11,605

1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	1.340%	3/7/18	7,500	7,500
New York NY GO	5.000%	8/1/27	5,000	5,973
New York NY GO	5.000%	8/1/28	4,440	5,276
2 NEW YORK NY SER E-1	5.000%	3/1/37	7,500	8,637
2 NEW YORK NY SER E-1	5.000%	3/1/38	7,500	8,623
2 NEW YORK NY SER E-1	4.000%	3/1/42	7,000	7,203
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/21 (Prere.)	1,000	1,105
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/32	1,530	1,733
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/35	1,000	1,093
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/41	11,000	11,991
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/42	13,500	14,766
New York State Dormitory Authority Revenue	5.000%	10/1/27	2,700	3,184
New York State Dormitory Authority Revenue	5.000%	10/1/28	3,040	3,552
New York State Dormitory Authority Revenue	5.000%	10/1/29	2,250	2,616
New York State Dormitory Authority Revenue	5.000%	10/1/30 (4)	9,570	11,232
New York State Dormitory Authority Revenue
(Barnard College)	5.000%	7/1/26	750	874
New York State Dormitory Authority Revenue
(Barnard College)	4.000%	7/1/31	1,100	1,156
New York State Dormitory Authority Revenue
(Barnard College)	4.000%	7/1/32	1,340	1,404
New York State Dormitory Authority Revenue
(Barnard College)	5.000%	7/1/43	1,185	1,323
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/26	1,630	1,801
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/27	1,210	1,331
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/28	1,000	1,097
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/29	1,000	1,094
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	5.000%	7/1/32	710	747
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	1.140%	3/7/18 LOC	1,400	1,400
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/31	500	587
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/46	1,250	1,425
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/40	5,000	5,348
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/18	325	329
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/19	250	260

New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/20	400	427
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/21	300	327
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/28	540	589
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.500%	7/1/33	1,000	1,130
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/34	350	378
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/42	600	645
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.750%	7/1/43	7,085	8,038
New York State Dormitory Authority Revenue
(Fordham University)	5.500%	7/1/21 (Prere.)	3,000	3,352
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/28	400	463
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/29	850	985
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/29	1,300	1,494
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/30	500	576
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/31	1,400	1,607
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/31	1,200	1,368
New York State Dormitory Authority Revenue
(Fordham University)	4.000%	7/1/33	500	528
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/33	1,000	1,135
New York State Dormitory Authority Revenue
(Fordham University)	4.000%	7/1/34	1,660	1,746
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/34	755	855
New York State Dormitory Authority Revenue
(Fordham University)	4.000%	7/1/35	1,650	1,730
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/35	500	565
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/36	1,350	1,522
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/26	2,500	2,855
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/31	3,000	3,348
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/33	7,325	8,150
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/35	3,500	3,877
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/40	7,500	8,221
New York State Dormitory Authority Revenue
(Le Moyne College) VRDO	1.100%	3/7/18 LOC	1,100	1,100
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/26	2,355	2,562

New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/27	1,520	1,636
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/27	5,000	6,020
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/29	1,100	1,295
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	2,000	2,345
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/32	1,875	2,183
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	4.000%	7/1/34	3,000	3,192
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	4.000%	7/1/35	1,420	1,506
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/36	1,000	1,091
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	4.000%	7/1/37	1,350	1,425
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/42	5,000	5,682
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	4.000%	7/1/47	16,500	17,005
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/18 (Prere.)	465	473
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/28 (4)	35	36
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/26	740	768
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/27	650	674
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/29	1,000	1,035
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/42	500	515
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	3,500	3,757
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	4,500	4,827
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	1,500	1,596
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.150%	7/1/24 (14)	2,000	2,287
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.750%	7/1/20 (Prere.)	1,000	1,093
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	6.000%	7/1/20 (Prere.)	1,000	1,099
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/22	900	1,011
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/26	670	767
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/27	650	753
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/28	700	808

New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/29	1,500	1,722
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/32	745	844
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/33	400	451
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/28	4,500	5,293
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/29	1,000	1,153
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	5,015	5,842
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	1,000	1,146
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	6,625	7,442
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	2,000	2,310
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/31	865	988
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/32	1,000	1,141
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/33	12,000	13,862
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/33	2,365	2,696
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/35	6,000	6,340
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/36	6,000	6,310
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	3,250	3,628
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	4,200	4,689
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/42	10,000	11,128
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/43	14,320	14,822
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/48	3,000	3,367
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21 (Prere.)	2,500	2,746
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21 (Prere.)	1,000	1,098
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21 (Prere.)	7,000	7,688
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.250%	5/1/21 (Prere.)	1,000	1,106
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/27	1,535	1,757

New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/28	2,000	2,280
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/29	7,910	9,011
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/30	2,000	2,268
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	2,500	2,817
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/33	3,500	3,934
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/36	3,000	3,352
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/39	4,000	4,312
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/43	2,050	2,259
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/27	1,200	1,333
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/28	1,300	1,439
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/30	1,100	1,205
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/31	1,200	1,312
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/33	1,000	1,086
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/35	1,000	1,079
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/37	1,000	1,074
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/19	355	366
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/23 (Prere.)	30	34
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/23 (Prere.)	30	34
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/23 (Prere.)	20	23
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/25	1,270	1,403
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/28	1,470	1,605

New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/29	1,560	1,696
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/19 (Prere.)	5,000	5,185
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/19 (Prere.)	18,000	18,712
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.750%	3/15/19 (Prere.)	10,000	10,447
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	5,825	6,585
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	1,670	1,933
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/28	5,000	5,909
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/28	3,000	3,385
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	5,000	5,693
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	5,000	5,870
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	6,000	6,894
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	3,480	3,792
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	5,000	5,497
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	6,615	7,286
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/33	1,750	2,046
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/34	5,000	5,273
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/34	3,500	4,002
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/35	5,000	5,254
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/35	3,510	4,003
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/35	4,305	4,957
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/36	1,000	1,149
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	11,600	12,694
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	5,000	5,712
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/37	5,000	5,639
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	3,705	4,174
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	5,030	5,708
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/40	5,000	5,716
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/40	12,230	13,364

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	10,000	10,858
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	5,000	5,625
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/42	1,500	1,693
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/44	15,000	15,465
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/19 (Prere.)	3,750	3,921
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/23	400	453
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/25	500	570
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/27	420	489
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/28	1,000	1,132
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29	1,000	1,151
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29	500	563
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/30	500	573
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/31	500	571
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/34	2,000	2,227
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/39	1,205	1,350
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/39	1,750	1,928
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/25	1,355	1,507
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/38	2,250	2,463
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/40	2,000	2,132
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/42	3,000	3,280
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/33	2,670	2,969
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/34	2,720	3,021
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	1,000	1,112
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	1,425	1,683
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27 (4)	1,000	1,147
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28 (4)	1,000	1,141
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/29 (4)	1,500	1,704
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/31 (4)	750	844

New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/32 (4)	1,000	1,129
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/33	600	688
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/33 (4)	1,000	1,124
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/34 (4)	1,000	1,120
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/34	520	595
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/26	740	857
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/27	650	749
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/31	1,500	1,708
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/44	2,500	2,732
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/26	1,300	1,481
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/29	2,250	2,488
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/31	1,000	1,165
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.250%	7/1/31	2,500	2,863
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/32	1,825	2,118
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/35	2,000	2,297
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/36	1,500	1,719
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/26	8,000	8,939
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/27	5,000	5,584
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/28	3,000	3,348
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/30	505	587
New York State Dormitory Authority Revenue
(Teachers College)	4.000%	7/1/31	1,000	1,060
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/31	1,750	1,940
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/32	575	662
New York State Dormitory Authority Revenue
(Teachers College)	4.000%	7/1/33	1,200	1,258
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/42	2,000	2,187
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/20 (Prere.)	3,000	3,249
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/20 (Prere.)	5,000	5,444
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/20 (Prere.)	5,575	6,134

New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/37	3,500	3,899
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/40	3,000	3,338
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/41	6,685	7,414
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/45	3,000	3,317
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/46	9,110	10,074
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	1.100%	3/7/18 LOC	1,305	1,305
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	1.170%	3/7/18 LOC	1,175	1,175
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/18	660	672
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/18 (ETM)	390	400
New York State Dormitory Authority Revenue
(Yeshiva University)	4.000%	9/1/19 (Prere.)	15	16
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	10	11
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	5	5
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	55	58
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	20	21
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	65	68
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	20	21
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	350	368
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	130	137
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/20	285	296
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/20	2,265	2,360
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/21	495	521
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/21 (Prere.)	370	410
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/21 (ETM)	285	318
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/22	1,640	1,699
New York State Dormitory Authority Revenue
(Yeshiva University)	4.000%	9/1/23	1,235	1,262
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/26	75	77
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/27	1,595	1,632
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/28	595	608

New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/40	630	641
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/27	3,010	3,499
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/31	8,975	10,198
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/32	2,650	3,006
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	4,840	5,545
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	5,000	5,663
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/34	5,000	5,654
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	5,240	5,916
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	5,000	5,773
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36	7,995	9,013
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36	1,000	1,152
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36	5,000	5,728
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/37	5,000	5,628
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/37	2,000	2,299
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/38	1,200	1,339
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/41	10,000	11,419
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/42	5,000	5,656
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/42	17,280	19,718
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/43	4,085	4,658
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/43	13,685	15,219
New York State Dormitory Authority Sales Tax
Revenue	4.000%	3/15/47	7,570	7,790
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of New
York Inc. Project)	2.049%	3/8/18 (10)	3,525	3,379
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of New
York Inc. Project)	2.049%	3/8/18 (10)	3,250	3,116
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of New
York Inc. Project)	2.049%	3/8/18 (10)	4,725	4,530
New York State Energy Research &
Development Authority Pollution Control
Revenue (Niagara Mohawk Corp.)	4.120%	3/6/18 (2)	2,485	2,485

New York State Environmental Facilities Corp.
Revenue	5.000%	8/15/31	1,335	1,581
New York State Environmental Facilities Corp.
Revenue	5.000%	8/15/34	1,000	1,170
New York State Environmental Facilities Corp.
Revenue	5.000%	8/15/35	1,385	1,615
New York State Environmental Facilities Corp.
Revenue	5.000%	8/15/36	1,000	1,164
New York State Environmental Facilities Corp.
Revenue	5.000%	8/15/37	1,400	1,625
New York State Environmental Facilities Corp.
Revenue	5.000%	8/15/41	1,000	1,154
New York State Environmental Facilities Corp.
Revenue	5.000%	8/15/42	1,000	1,153
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/29	3,000	3,529
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/30	3,000	3,514
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/31	5,870	6,654
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/32	5,000	5,660
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/32	2,515	2,962
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/32	5,000	5,788
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/33	4,000	4,694
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/34	5,000	5,836
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/34	4,145	4,726
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/35	3,000	3,454
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/35	2,500	2,909
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.000%	6/15/36	2,500	2,644
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/36	1,500	1,644
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.000%	6/15/37	5,610	5,922

New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/41	3,000	3,421
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/41	5,900	6,454
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/42	11,310	13,012
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.000%	6/15/46	5,435	5,685
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	9/15/40	2,370	2,711
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/41	3,505	3,826
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	3/15/45	5,000	5,674
New York State Environmental Facilities Corp.
Water Facilities Revenue (United Water New
Rochelle Inc. Project)	4.875%	9/1/40	4,000	4,230
New York State GO	5.000%	3/1/28	10,000	11,349
New York State Housing Finance Agency
Housing Revenue	3.850%	11/1/42	1,405	1,410
New York State Housing Finance Agency
Housing Revenue (600 W 42nd Street) VRDO	1.100%	3/7/18 LOC	3,000	3,000
New York State Mortgage Agency Homeowner
Mortgage Revenue	2.625%	4/1/41	1,350	1,362
New York State Mortgage Agency Revenue
(NYHELP's Education Loan)	4.750%	11/1/24	145	149
New York State Power Authority Revenue	5.000%	11/15/38	1,000	1,105
New York State Thruway Authority Revenue	5.000%	1/1/28	5,150	5,936
New York State Thruway Authority Revenue	5.000%	1/1/29	1,200	1,377
New York State Thruway Authority Revenue	5.000%	1/1/29	4,000	4,597
New York State Thruway Authority Revenue	5.000%	1/1/30	1,700	1,942
New York State Thruway Authority Revenue	5.000%	1/1/30	4,000	4,406
New York State Thruway Authority Revenue	5.000%	1/1/30	2,520	2,879
New York State Thruway Authority Revenue	5.000%	1/1/31	2,900	3,298
New York State Thruway Authority Revenue	5.000%	1/1/31	8,500	9,353
New York State Thruway Authority Revenue	5.000%	1/1/31	5,500	6,262
New York State Thruway Authority Revenue	5.000%	1/1/32	2,970	3,364
New York State Thruway Authority Revenue	5.000%	1/1/32	4,070	4,626
New York State Thruway Authority Revenue	5.000%	1/1/33	2,340	2,642
New York State Thruway Authority Revenue	5.000%	1/1/37	9,000	9,858
New York State Thruway Authority Revenue	4.000%	1/1/38	1,255	1,285
New York State Thruway Authority Revenue	5.000%	1/1/41	2,500	2,780
New York State Thruway Authority Revenue	5.000%	1/1/42	9,765	10,644
New York State Thruway Authority Revenue	5.000%	1/1/46	5,000	5,542
New York State Thruway Authority Revenue	5.000%	1/1/51	5,700	6,277
New York State Thruway Authority Revenue	5.250%	1/1/56	7,400	8,323
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	2,000	2,187
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/29	2,000	2,185
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	2,000	2,183

New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	1,500	1,689
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	1,500	1,685
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	5,000	5,654
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	3,000	3,351
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/43	10,000	11,076
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	1.100%	3/7/18	11,330	11,330
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/26	320	354
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/30	2,750	3,024
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	1.190%	3/7/18 LOC	2,500	2,500
Onondaga County NY Civic Development Corp.
Revenue (Jewish Home of Central New York
Obligated Group)	5.500%	3/1/24	3,000	3,024
Onondaga County NY Civic Development Corp.
Revenue (Jewish Home of Central New York
Obligated Group)	5.250%	3/1/31	2,000	1,878
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/28	450	499
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/29	475	523
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/30	450	493
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/32	1,000	1,059
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/33	575	623
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/35	635	683
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/40	1,940	2,066
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/42	1,750	1,821
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/45	2,450	2,596
Onondaga County NY Civic Development Corp.
Revenue (St. Joseph's Hospital & Health
Center)	5.000%	7/1/19 (Prere.)	6,000	6,274
Onondaga County NY Trust For Cultural
Resources Revenue (Abby Lane Housing
Corp. Project)	5.000%	5/1/35	1,140	1,276
Onondaga County NY Trust For Cultural
Resources Revenue (Abby Lane Housing
Corp. Project)	5.000%	5/1/36	1,475	1,647
Onondaga County NY Trust For Cultural
Resources Revenue (Abby Lane Housing
Corp. Project)	5.000%	5/1/40	1,200	1,322
Onondaga County NY Trust For Cultural
Resources Revenue (Syracuse University
Project)	5.000%	12/1/31	1,000	1,139

Otsego County NY Capital Resource Corp.
Revenue (Hartwick College)	4.000%	10/1/19	650	654
Otsego County NY Capital Resource Corp.
Revenue (Hartwick College)	5.000%	10/1/20	655	675
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/28	2,000	2,302
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/29	3,500	4,069
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/33	1,750	2,015
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/34	1,290	1,471
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	6,500	6,987
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/35	3,000	3,483
Port Authority of New York & New Jersey
Revenue	5.250%	7/15/36	4,000	4,372
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	10,765	11,555
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	7,000	7,583
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/41	13,000	14,711
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/42	3,000	3,442
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/45	8,765	9,827
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/46	3,000	3,412
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/47	6,000	6,813
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/47	10,000	11,428
3 Port Authority of New York & New Jersey
Revenue	5.250%	10/15/55	7,750	8,788
3 Port Authority of New York & New Jersey
Revenue	5.250%	11/15/56	10,000	11,513
Port Authority of New York & New Jersey
Revenue	5.000%	5/15/57	2,000	2,257
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	7,025	7,612
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	4,000	4,393
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	9,365	10,271
2 Saratoga County NY Capital Resource Corp.
Revenue (Skidmore College)	5.000%	7/1/32	220	257
2 Saratoga County NY Capital Resource Corp.
Revenue (Skidmore College)	5.000%	7/1/33	175	204
2 Saratoga County NY Capital Resource Corp.
Revenue (Skidmore College)	5.000%	7/1/34	225	261
2 Saratoga County NY Capital Resource Corp.
Revenue (Skidmore College)	5.000%	7/1/35	225	260

2 Saratoga County NY Capital Resource Corp.
Revenue (Skidmore College)	5.000%	7/1/36	500	576
2 Saratoga County NY Capital Resource Corp.
Revenue (Skidmore College)	5.000%	7/1/38	300	344
2 Saratoga County NY Capital Resource Corp.
Revenue (Skidmore College)	5.000%	7/1/43	3,550	4,025
2 Saratoga County NY Capital Resource Corp.
Revenue (Skidmore College)	5.000%	7/1/48	4,520	5,103
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/28	310	358
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/29	660	758
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/31	450	513
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/34	830	943
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/35	1,510	1,713
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/36	545	618
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/43	8,870	9,670
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/21 (Prere.)	1,570	1,732
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/28	1,500	1,668
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/28	14,180	15,364
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/29	3,000	3,320
Suffolk County NY Judicial Facilities Agency
Lease Revenue (H. Lee Dennison Building)	5.000%	11/1/33	7,900	8,576
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	5.000%	6/1/32	2,675	2,883
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	5.250%	6/1/37	3,300	3,588
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/26	2,500	2,939
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/28	3,900	4,505
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/30	5,000	5,715
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/32	1,000	1,132
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/33	5,000	5,634
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/34	6,000	6,741
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/36	2,085	2,328

Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/41	7,000	7,701
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/45	10,540	10,477
Tompkins County NY Development Corp.
Revenue (Ithaca College)	5.000%	7/1/32	1,555	1,750
Tompkins County NY Development Corp.
Revenue (Ithaca College)	5.000%	7/1/33	1,605	1,797
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University)	5.000%	7/1/37	5,000	5,352
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/26	10,000	11,358
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/29	725	832
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/30	2,185	2,567
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/30	500	572
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	8,995	10,527
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	6,990	7,881
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	3,010	3,473
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	1,500	1,741
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	2,000	2,278
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/34	3,065	3,541
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/36	5,000	5,683
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	2,500	2,851
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	5,000	5,734
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/38	3,000	3,435
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/40	2,525	2,853
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/41	7,500	8,461
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/42	4,600	5,240
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/42	7,500	8,591
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/43	18,205	20,918
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/44	6,325	7,262
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/45	4,000	4,604
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/47	5,835	6,621
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/23	1,000	1,131

Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/24	1,000	1,145
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/25	1,000	1,156
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/26	1,000	1,159
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/27	1,600	1,828
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/28	1,000	1,138
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	1,500	1,589
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	3,650	3,852
Utility Debt Securitization Authority New York
Revenue	5.000%	6/15/27	3,000	3,523
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/28	10,000	11,827
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/29	7,000	8,047
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/30	10,000	11,478
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/31	7,000	8,022
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	9,650	11,037
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	7,755	8,994
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	3,150	3,597
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	5,130	5,849
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/36	23,700	27,324
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/38	3,000	3,492
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/39	3,000	3,489
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/40	3,000	3,483
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/41	3,000	3,478
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/41	27,400	31,021
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/20 (Prere.)	85	94
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/20 (Prere.)	1,865	2,077
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/21	2,500	2,734
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/25	1,810	1,948
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	11,710	12,504
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/30	15	16

Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	235	256
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/28	1,350	1,475
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/34	1,555	1,669
Westchester County NY Local Development
Corp. Revenue (Pace University)	5.000%	5/1/34	1,500	1,633
Westchester County NY Local Development
Corp. Revenue (Pace University)	5.500%	5/1/42	6,250	6,923
Westchester County NY Local Development
Corp. Revenue (Purchase Housing Corp. II
Project)	5.000%	6/1/37	1,275	1,435
Westchester County NY Local Development
Corp. Revenue (Purchase Housing Corp. II
Project)	5.000%	6/1/47	1,045	1,162
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/27	1,000	1,123
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/28	1,000	1,116
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/29	1,000	1,110
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/34	2,500	2,713
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/46	15,495	16,372
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/45	5,325	5,374
				4,411,339
Guam (0.2%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/27	450	498
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/29	1,000	1,087
Guam Power Authority Revenue	5.000%	10/1/31	5,980	6,581
				8,166
Puerto Rico (0.0%)
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	860	1,055

Total Tax-Exempt Municipal Bonds (Cost $4,321,615)				4,420,560
Total Investments (100.0%) (Cost $4,321,615)				4,420,560
Other Assets and Liabilities-Net (0.0%)				1,536
Net Assets (100%)				4,422,096

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, the aggregate value of these securities was $53,732,000, representing 1.2% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
February 28, 2018.
3 Securities with a value of $780,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.

New York Long-Term Tax-Exempt Fund

COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2018	328	18,684	12
2-Year U.S. Treasury Note	June 2018	150	15,935	—
				12
Short Futures Contracts
10-Year U.S. Treasury Note	June 2018	(138)	(8,283)	(3)
Ultra 10-Year U.S. Treasury Note	June 2018	(118)	(7,556)	(7)
Ultra Long U.S. Treasury Bond	June 2018	(72)	(5,612)	(25)
				(35)
				(23)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of February 28, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)

New York Long-Term Tax-Exempt Fund

Tax-Exempt Municipal Bonds	—	4,420,560	—
Futures Contracts—Assets[1]	15	—	—
Futures Contracts—Liabilities[1]	(75)	—	—
Total	(60)	4,420,560	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At February 28, 2018, the cost of investment securities for tax purposes was $4,324,447,000. Net unrealized appreciation of investment securities for tax purposes was $96,113,000, consisting of unrealized gains of $129,188,000 on securities that had risen in value since their purchase and $33,075,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard New York Municipal Money Market Fund

Schedule of Investments (unaudited)
As of February 28, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.8%)
New York (100.8%)
Albany NY Industrial Development Agency Civic
Facility Revenue (CHF Holland Suites LLC
Project) VRDO	1.100%	3/7/18 LOC	8,370	8,370
Amherst NY BAN	2.000%	11/8/18	16,000	16,091
1 Battery Park City Authority New York Revenue
TOB VRDO	1.150%	3/1/18 LOC	12,585	12,585
Clarkstown NY Central School District BAN	2.250%	7/27/18	7,000	7,033
Columbia County NY Capital Resource Corp.
Civic Facility Revenue (Columbia Memorial
Hospital Project) VRDO	1.150%	3/7/18 LOC	3,000	3,000
Columbia County NY Industrial Development
Agency Civic Facility Revenue (Columbia
Memorial Hospital Project) VRDO	1.150%	3/7/18 LOC	3,770	3,770
Commack NY Union Free School District TAN	2.250%	6/27/18	14,200	14,253
Delaware Valley NY Industrial Development
Authority Revenue (Delaware Valley Hospital)
VRDO	1.150%	3/7/18 LOC	2,685	2,685
East Greenbush NY Central School District BAN	2.000%	2/8/19	11,575	11,620
2 East Meadow NY Union Free School District
BAN	2.500%	3/1/19	7,625	7,698
Eastchester NY Union Free School District BAN	2.250%	9/25/18	23,000	23,157
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	1.110%	3/7/18	6,665	6,665
Fairport NY Central School District BAN	2.500%	6/25/18	11,860	11,911
Franklin County NY Civic Development Corp.
Revenue VRDO	1.150%	3/7/18 LOC	5,000	5,000
Geneva NY Industrial Development Agency
Civic Facility Revenue (Colleges of the
Seneca Project) VRDO	1.120%	3/7/18 LOC	15,810	15,810
Grand Island NY BAN	2.500%	10/11/18	10,292	10,377
Half Hollow Hills NY Central School District TAN	2.000%	6/27/18	20,500	20,563
Hauppauge NY Union Free School District TAN	2.000%	6/22/18	8,915	8,937
Herricks NY Union Free School District TAN	2.250%	6/22/18	7,000	7,027
Islip NY Union Free School District BAN	2.000%	6/29/18	8,750	8,776
Kenmore-Tonawanda NY Union Free School
District BAN	2.000%	6/14/18	10,000	10,024
Kingston NY City School District BAN	2.000%	6/14/18	20,000	20,049
Lancaster NY Central School District BAN	2.250%	6/14/18	4,575	4,590
Monroe County NY Industrial Development
Agency Civic Facility Revenue (Nazareth
College) VRDO	1.130%	3/7/18 LOC	7,090	7,090
1 Monroe County NY Industrial Development
Corp. Revenue (University of Rochester) TOB
VRDO	1.110%	3/7/18	5,620	5,620
1 Monroe County NY Industrial Development
Corp. Revenue (University of Rochester) TOB
VRDO	1.120%	3/7/18	4,350	4,350

	Nassau County NY Interim Finance Authority
	Sales Tax Revenue VRDO	1.090%	3/7/18	1,475	1,475
	Nassau County NY Interim Finance Authority
	VRDO	1.110%	3/7/18	13,820	13,820
	New Rochelle NY BAN	2.000%	3/2/18	7,058	7,058
2	New Rochelle NY BAN	2.500%	3/1/19	8,152	8,230
	New Rochelle NY City School District BAN	2.500%	7/13/18	19,000	19,093
	New York City NY GO	5.000%	8/1/18	9,000	9,143
	New York City NY GO	5.000%	8/1/18	25,315	25,696
1,3 New York City NY GO TOB PUT		1.240%	4/19/18	4,910	4,910
1	New York City NY GO TOB VRDO	1.110%	3/7/18	7,500	7,500
1	New York City NY GO TOB VRDO	1.110%	3/7/18	4,825	4,825
1	New York City NY GO TOB VRDO	1.110%	3/7/18	2,265	2,265
	New York City NY GO VRDO	1.100%	3/1/18	4,000	4,000
	New York City NY GO VRDO	1.110%	3/1/18	5,700	5,700
	New York City NY GO VRDO	1.110%	3/1/18	1,500	1,500
	New York City NY GO VRDO	1.110%	3/1/18 LOC	1,355	1,355
	New York City NY GO VRDO	1.120%	3/1/18	4,000	4,000
	New York City NY GO VRDO	1.120%	3/1/18 LOC	6,100	6,100
	New York City NY GO VRDO	1.120%	3/1/18 LOC	10,935	10,935
	New York City NY GO VRDO	1.160%	3/1/18 LOC	3,640	3,640
	New York City NY GO VRDO	1.090%	3/7/18	22,150	22,150
	New York City NY GO VRDO	1.090%	3/7/18 LOC	2,445	2,445
	New York City NY GO VRDO	1.200%	3/7/18 LOC	6,800	6,800
	New York City NY Health & Hospital Corp.
	Revenue (Health System) VRDO	1.150%	3/7/18 LOC	3,300	3,300
	New York City NY Housing Development Corp.
	Multi-Family Housing Revenue (201 Pearl
	Street) VRDO	1.070%	3/7/18 LOC	15,495	15,495
1	New York City NY Housing Development Corp.
	Multi-Family Housing Revenue TOB VRDO	1.140%	3/7/18	6,665	6,665
	New York City NY Housing Development Corp.
	Multi-Family Mortgage Revenue (941 Hoe
	Avenue Apartments) VRDO	1.130%	3/7/18 LOC	4,810	4,810
	New York City NY Housing Development Corp.
	Multi-Family Mortgage Revenue (Aldus Street
	Apartments) VRDO	1.130%	3/7/18 LOC	8,100	8,100
	New York City NY Housing Development Corp.
	Multi-Family Mortgage Revenue (Villa Avenue
	Apartments) VRDO	1.130%	3/7/18 LOC	5,990	5,990
	New York City NY Housing Development Corp.
	Multi-Family Mortgage Revenue (West 26th
	Street Development) VRDO	1.080%	3/7/18 LOC	12,700	12,700
	New York City NY Housing Development Corp.
	Multi-Family Rental Housing Revenue (2 Gold
	Street) VRDO	1.070%	3/7/18 LOC	4,400	4,400
	New York City NY Housing Development Corp.
	Sustainable Neighborhood Revenue VRDO	1.100%	3/7/18	23,000	23,000
	New York City NY Housing Finance Agency
	Revenue (Parkledge Apartments) VRDO	1.230%	3/7/18 LOC	23,985	23,985
	New York City NY Housing Finance Agency
	Revenue (Shore Hill Housing) VRDO	1.070%	3/7/18 LOC	18,750	18,750
	New York City NY Industrial Development
	Agency Civic Facility Revenue (Mercy College
	Project) VRDO	1.070%	3/7/18 LOC	8,850	8,850

New York City NY Industrial Development
Agency Civic Facility Revenue (New York
Congregational Nursing Center Project)
VRDO	1.150%	3/7/18 LOC	2,205	2,205
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	1.120%	3/7/18	7,700	7,700
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	1.120%	3/7/18	3,000	3,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	1.120%	3/7/18	8,200	8,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.110%	3/1/18	10,300	10,300
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.110%	3/1/18	5,700	5,700
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.120%	3/1/18	1,745	1,745
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.160%	3/1/18	8,200	8,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.160%	3/1/18	53,675	53,675
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.080%	3/7/18	16,850	16,850
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.090%	3/7/18	7,015	7,015
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.090%	3/7/18	11,000	11,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.130%	3/7/18	6,100	6,100
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	1.110%	3/7/18	3,335	3,335
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	1.110%	3/7/18	5,250	5,250
New York City NY Transitional Finance Auth.
Rev. VRDO	1.100%	3/7/18	6,000	6,000
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	1.110%	3/7/18	5,000	5,000
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	1.140%	3/7/18	7,000	7,000
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/18 (Prere.)	10,000	10,068
New York City NY Transitional Finance Authority
Future Tax Revenue	3.000%	8/1/18	3,200	3,223
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	1.100%	3/7/18	25,000	25,000

1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	1.110%	3/7/18	6,000	6,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	1.110%	3/7/18	5,000	5,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	1.110%	3/7/18	7,500	7,500
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	1.110%	3/7/18	2,035	2,035
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	1.120%	3/7/18	5,000	5,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	1.120%	3/7/18	2,890	2,890
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	1.120%	3/7/18	6,300	6,300
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	1.120%	3/7/18 LOC	18,000	18,000
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.100%	3/1/18	6,800	6,800
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.110%	3/1/18	1,000	1,000
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.120%	3/1/18	1,800	1,800
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.070%	3/7/18	1,885	1,885
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.090%	3/7/18 LOC	5,865	5,865
3 New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) PUT	1.130%	7/6/18	10,000	10,000
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	1.080%	3/7/18	45,600	45,600
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	1.080%	3/7/18	14,100	14,100
1 New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society) TOB
VRDO	1.120%	3/7/18	5,335	5,335
1 New York Convention Center Development
Corp. Revenue TOB VRDO	1.110%	3/7/18	10,400	10,400
1 New York Convention Center Development
Corp. Revenue TOB VRDO	1.240%	3/7/18	7,020	7,020
1 New York Liberty Development Corp. Revenue
(7 World Trade Center Project) TOB VRDO	1.240%	3/7/18	8,000	8,000
1 New York Liberty Development Corp. Revenue
(Bank of America Tower at One Bryant Park
Project) TOB VRDO	1.120%	3/7/18	29,000	29,000
New York Liberty Development Corp. Revenue
(Greenwich LLC) VRDO	1.130%	3/7/18 LOC	10,000	10,000
1 New York Liberty Development Corp. Revenue
TOB VRDO	1.170%	3/7/18	16,295	16,295
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	1.110%	3/7/18	3,330	3,330
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	1.110%	3/7/18	6,400	6,400
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	1.110%	3/7/18	3,750	3,750

1	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund) TOB VRDO	1.120%	3/7/18	5,555	5,555
1	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund) TOB VRDO	1.120%	3/7/18	5,350	5,350
	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund) VRDO	1.100%	3/1/18 LOC	4,300	4,300
	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund) VRDO	1.090%	3/7/18 LOC	19,275	19,275
1	New York Metropolitan Transportation Authority
	Revenue (Service Contract) TOB VRDO	1.110%	3/7/18	4,500	4,500
1	New York Metropolitan Transportation Authority
	Revenue TOB VRDO	1.110%	3/7/18	3,650	3,650
	New York Metropolitan Transportation Authority
	Revenue VRDO	1.160%	3/1/18 LOC	14,800	14,800
	New York Metropolitan Transportation Authority
	Revenue VRDO	1.090%	3/7/18 LOC	13,370	13,370
1	New York NY GO TOB VRDO	1.120%	3/7/18 LOC	13,000	13,000
	New York State Dormitory Authority Revenue
	(Catholic Health System Obligated Group)
	VRDO	1.140%	3/7/18 LOC	2,270	2,270
	New York State Dormitory Authority Revenue
	(Catholic Health System Obligated Group)
	VRDO	1.140%	3/7/18 LOC	4,395	4,395
	New York State Dormitory Authority Revenue
	(Catholic Health System Obligated Group)
	VRDO	1.140%	3/7/18 LOC	9,600	9,600
	New York State Dormitory Authority Revenue
	(Catholic Health System Obligated Group)
	VRDO	1.140%	3/7/18 LOC	7,770	7,770
	New York State Dormitory Authority Revenue
	(Cornell University) CP	1.230%	5/3/18	12,000	12,000
	New York State Dormitory Authority Revenue
	(Cornell University) VRDO	1.110%	3/7/18	4,600	4,600
	New York State Dormitory Authority Revenue
	(Cornell University) VRDO	1.110%	3/7/18	15,000	15,000
	New York State Dormitory Authority Revenue
	(Department of Health)	5.000%	7/1/18	4,885	4,944
	New York State Dormitory Authority Revenue
	(Department of Health)	5.000%	7/1/18	2,530	2,561
	New York State Dormitory Authority Revenue
	(Fordham University) VRDO	1.100%	3/7/18 LOC	5,535	5,535
	New York State Dormitory Authority Revenue
	(Le Moyne College) VRDO	1.100%	3/7/18 LOC	3,635	3,635
1	New York State Dormitory Authority Revenue
	(Memorial Sloan-Kettering Cancer Center)
	TOB VRDO	1.110%	3/7/18	7,860	7,860
1	New York State Dormitory Authority Revenue
	(Memorial Sloan-Kettering Cancer Center)
	TOB VRDO	1.120%	3/7/18	3,750	3,750
	New York State Dormitory Authority Revenue
	(Mental Health Services Facilities
	Improvement) VRDO	1.090%	3/7/18 LOC	46,615	46,615
	New York State Dormitory Authority Revenue
	(Mental Health Services Facilities
	Improvement) VRDO	1.090%	3/7/18 LOC	4,715	4,715
1,3 New York State Dormitory Authority Revenue
	(New York University) TOB PUT	1.140%	3/1/18	4,400	4,400

1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	1.100%	3/7/18	13,860	13,860
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	1.110%	3/7/18	7,500	7,500
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	1.110%	3/7/18	6,250	6,250
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	1.110%	3/7/18	6,665	6,665
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	1.120%	3/7/18	6,000	6,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	1.120%	3/7/18	4,000	4,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	1.120%	3/7/18	11,000	11,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	1.120%	3/7/18	4,375	4,375
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	1.120%	3/7/18	6,400	6,400
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/18	9,000	9,110
New York State Dormitory Authority Revenue
(St. John's University) VRDO	1.060%	3/7/18 LOC	41,570	41,570
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	1.100%	3/1/18 LOC	4,900	4,900
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	1.170%	3/7/18 LOC	3,300	3,300
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/18	20,450	20,480
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	1.110%	3/7/18	7,500	7,500
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	1.110%	3/7/18	14,000	14,000
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	1.110%	3/7/18	5,000	5,000
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	1.110%	3/7/18	17,370	17,370
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	1.120%	3/7/18	3,365	3,365
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	1.120%	3/7/18	7,600	7,600
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of New
York Inc. Project) VRDO	1.200%	3/7/18 LOC	30,000	30,000
New York State Energy Research &
Development Authority Revenue
(Consolidated Edison Co. of New York, Inc.
Project) VRDO	1.120%	3/7/18 LOC	24,200	24,200
New York State Energy Research &
Development Authority Revenue
(Consolidated Edison Co. of New York, Inc.
Project) VRDO	1.140%	3/7/18 LOC	32,000	32,000
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	2.000%	6/15/18	6,135	6,148

New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/18	10,000	10,105
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds) TOB VRDO	1.110%	3/7/18	3,650	3,650
New York State Environmental Facilities Corp.
Solid Waste Disposal Revenue (Waste
Management Inc.) VRDO	1.170%	3/7/18 LOC	3,000	3,000
New York State Housing Finance Agency
Housing Revenue (10 Barclay Street) VRDO	1.100%	3/7/18 LOC	1,000	1,000
New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	1.130%	3/7/18 LOC	46,900	46,900
New York State Housing Finance Agency
Housing Revenue (600 W 42nd Street) VRDO	1.100%	3/7/18 LOC	25,000	25,000
New York State Housing Finance Agency
Housing Revenue (600 W 42nd Street) VRDO	1.120%	3/7/18 LOC	2,000	2,000
New York State Housing Finance Agency
Housing Revenue (606 W 57th Street) VRDO	1.100%	3/7/18 LOC	11,560	11,560
New York State Housing Finance Agency
Housing Revenue (606 W 57th Street) VRDO	1.190%	3/7/18 LOC	3,000	3,000
New York State Housing Finance Agency
Housing Revenue (625 W 57th St) VRDO	1.100%	3/7/18 LOC	6,000	6,000
New York State Housing Finance Agency
Housing Revenue (Avalon Bowery Place I)
VRDO	1.090%	3/7/18 LOC	9,350	9,350
New York State Housing Finance Agency
Housing Revenue (Dock Street) VRDO	1.100%	3/7/18 LOC	11,500	11,500
New York State Housing Finance Agency
Housing Revenue (West 17th Street) VRDO	1.100%	3/7/18 LOC	14,600	14,600
New York State Housing Finance Agency
Housing Revenue (West 20th Street) VRDO	1.120%	3/7/18 LOC	11,100	11,100
New York State Housing Finance Agency
Housing Revenue (West 23rd Street) VRDO	1.160%	3/7/18 LOC	68,000	68,000
1 New York State Housing Finance Agency
Housing Revenue TOB VRDO	1.160%	3/7/18	6,810	6,810
New York State Housing Finance Agency
Revenue (101 West End) VRDO	1.160%	3/7/18 LOC	62,000	62,000
New York State Housing Finance Agency
Revenue (Maestro West Chelsea Housing)
VRDO	1.080%	3/7/18 LOC	27,600	27,600
New York State Housing Finance Agency
Revenue (Overlook Apartments) VRDO	1.130%	3/7/18 LOC	4,500	4,500
New York State Housing Finance Agency
Revenue (Sea Park West LP) VRDO	1.150%	3/7/18 LOC	14,100	14,100
New York State Housing Finance Agency
Revenue (Tower 31) VRDO	1.130%	3/7/18 LOC	38,000	38,000
New York State Local Government Assistance
Corp. Revenue VRDO	1.070%	3/7/18	2,600	2,600
New York State Local Government Assistance
Corp. Revenue VRDO	1.070%	3/7/18	2,200	2,200
New York State Local Government Assistance
Corp. Revenue VRDO	1.070%	3/7/18	5,675	5,675
New York State Local Government Assistance
Corp. Revenue VRDO	1.070%	3/7/18	48,205	48,205
New York State Local Government Assistance
Corp. Revenue VRDO	1.130%	3/7/18	1,095	1,095

New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	1.310%	3/1/18	9,170	9,170
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	1.320%	3/1/18	10,630	10,630
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	1.320%	3/1/18	5,515	5,515
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	1.330%	3/1/18	15,145	15,145
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	1.100%	3/7/18	49,200	49,200
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	1.180%	3/7/18	15,000	15,000
New York State Power Authority Revenue CP	1.200%	3/7/18	10,000	10,000
New York State Power Authority Revenue CP	1.230%	4/12/18	29,944	29,944
New York State Power Authority Revenue CP	1.200%	5/10/18	6,000	6,000
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/18	5,000	5,008
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/18	1,000	1,001
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	20,000	20,563
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	1.100%	3/7/18	12,800	12,800
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	1.110%	3/7/18	10,300	10,300
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	1.120%	3/7/18	5,850	5,850
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	1.100%	3/7/18	3,150	3,150
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	1.120%	3/7/18 LOC	10,600	10,600
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	1.120%	3/7/18 LOC	3,680	3,680
1 New York State Urban Development Corp.
Revenue TOB VRDO	1.110%	3/7/18	3,750	3,750
1 New York State Urban Development Corp.
Revenue TOB VRDO	1.120%	3/7/18	4,085	4,085
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	1.160%	3/7/18 LOC	27,500	27,500
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	1.160%	3/7/18 LOC	20,000	20,000
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	1.160%	3/7/18 LOC	46,200	46,200
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	1.160%	3/7/18 LOC	12,000	12,000
1 Nuveen New York Quality Municipal Fund VRDP
VRDO	1.250%	3/7/18 LOC	34,700	34,700
Nyack NY Union Free School District GO	2.500%	6/22/18	9,585	9,627
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse
Home Association Project) VRDO	1.150%	3/7/18 LOC	4,635	4,635
Orchard Park NY Central School District BAN	3.000%	4/6/18	11,000	11,019
Pittsford NY Central School District BAN	2.000%	7/19/18	27,760	27,832
Plainview Old Bethpage NY Central School
District BAN	2.000%	10/5/18	12,800	12,871
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/18	1,495	1,515

Port Authority of New York & New Jersey
Revenue CP	1.050%	3/6/18	11,515	11,515
Port Authority of New York & New Jersey
Revenue CP	1.290%	4/5/18	11,725	11,725
Port Authority of New York & New Jersey
Revenue CP	1.100%	4/12/18	13,740	13,740
Port Authority of New York & New Jersey
Revenue CP	1.180%	4/25/18	6,290	6,290
Port Authority of New York & New Jersey
Revenue CP	1.260%	5/2/18	21,315	21,315
Port Authority of New York & New Jersey
Revenue CP	1.380%	5/2/18	8,490	8,490
Port Authority of New York & New Jersey
Revenue CP	1.240%	5/9/18	10,000	10,000
Port Authority of New York & New Jersey
Revenue CP	1.170%	5/24/18	6,440	6,440
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.120%	3/7/18	8,500	8,500
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.140%	3/7/18	2,900	2,900
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.150%	3/7/18	3,100	3,100
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.170%	3/7/18	5,300	5,300
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.170%	3/7/18	6,500	6,500
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.190%	3/7/18	2,260	2,260
Rockville Centre NY Union Free School District
TAN	2.000%	6/22/18	7,700	7,714
Smithtown NY Central School District TAN	2.000%	6/28/18	16,200	16,234
South Country NY Central School District at
Brookhaven TAN	2.000%	6/27/18	21,000	21,070
South Huntington NY Union Free School District
TAN	2.000%	6/27/18	8,150	8,174
Syosset NY Central School District TAN	2.250%	6/27/18	11,500	11,546
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Ithaca
College) VRDO	1.100%	3/7/18 LOC	22,120	22,120
Triborough Bridge & Tunnel Authority New York
Revenue (MTA Bridges and Tunnels) VRDO	1.110%	3/1/18 LOC	20,900	20,900
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	1.110%	3/7/18	6,665	6,665
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	1.120%	3/7/18	3,750	3,750
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	1.120%	3/7/18	4,195	4,195
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	1.170%	3/7/18 LOC	36,600	36,600
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	1.170%	3/7/18 LOC	13,770	13,770
1 Utility Debt Securitization Authority New York
Revenue TOB VRDO	1.110%	3/7/18	6,750	6,750
1 Utility Debt Securitization Authority New York
Revenue TOB VRDO	1.120%	3/7/18	1,000	1,000
Valley Central School District of Montgomery
New York BAN	2.500%	6/21/18	9,975	10,011

Wappingers NY Central School District BAN	2.250%	8/15/18	6,780	6,811
Washingtonville NY Central School District BAN	2.500%	6/27/18	21,000	21,074
West Babylon Union Free School District New
York GO	2.500%	6/22/18	7,500	7,533
West Islip Union Free School District New York
GO	2.250%	6/22/18	10,000	10,036
Total Tax-Exempt Municipal Bonds (Cost $2,760,518)				2,760,518
Other Assets and Liabilities-Net (-0.8%)				(21,211)
Net Assets (100%)				2,739,307

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, the aggregate value of these securities was $663,240,000, representing 24.2% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
February 28, 2018.
3 Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).

New York Municipal Money Market Fund

(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At February 28, 2018, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: April 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: April 17, 2018

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 17, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.